FAIR VALUE OF ASSETS AND LIABILITIES -Schedule of the Fair Value Hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents	¥ 4,271,899	$ 619,367	¥ 2,864,543
Restricted cash	88,796	12,874	80,800	¥ 237,239
Loans at fair value	54,049	7,836	73,734
Available-for-sale investments	972,738	141,034	177,360
Liabilities
Payable to investors at fair value	0	$ 0	50,686
Recurring
Assets
Cash and cash equivalents	4,271,899		2,864,543
Restricted cash	88,796		80,800
Loans at fair value	54,049		73,734
Available-for-sale investments	972,738		177,360
Total Assets	5,387,482		3,196,437
Liabilities
Payable to investors at fair value	4,603		93,109
Total Liabilities	4,603		93,109
Recurring | Level 1 Inputs
Assets
Cash and cash equivalents	4,271,899		2,864,543
Restricted cash	88,796		80,800
Available-for-sale investments	48,910		88,987
Total Assets	4,409,605		3,034,330
Recurring | Level 2 Inputs
Assets
Available-for-sale investments	888,828		47,000
Total Assets	888,828		47,000
Recurring | Level 3 Inputs
Assets
Loans at fair value	54,049		73,734
Available-for-sale investments	35,000		41,373
Total Assets	89,049		115,107
Liabilities
Payable to investors at fair value	4,603		93,109
Total Liabilities	¥ 4,603		¥ 93,109